INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2022 and 2021 are as follows in thousands:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Stock-based compensation	$2,575	$1,164
Assets	2,752	5,736
Liability accruals	323	361
R&D Credit	1,372	4,792
Capital Loss	528	528
Deferred state tax	(2,146)	(2,246)
Net operating loss carry forward	53,456	57,343
Total gross deferred tax assets	58,860	67,678
Less - valuation allowance	(58,860)	(67,678)
Net deferred tax assets	$-	$-